Related Party Transactions (Details) - Schedule of company paid or accrued following amounts - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022
Schedule Of Company Paid Or Accrued Following Amounts Abstract
Share-based payment	$ 500,231	$ 373,180
Directors’ fees	82,263	119,011
Personnel	288,096	813,850
Total	$ 870,590	$ 1,306,041